Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Net sales
Products	$ 126,667	$ 129,252
Services	46,064	21,689
Total net sales	172,731	150,941
Cost of sales
Products	98,371	61,022
Services	28,272	12,191
Total cost of sales	126,643	73,213
Gross profit	46,088	77,728
Operating expenses
Research and development, net	27,238	16,771
Selling, general and administrative	102,608	67,617
Goodwill impairment	150,400
Change in fair value of obligations in connection with acquisitions	(13,256)	(7,495)
Total operating expenses	266,990	76,893
Operating income (loss)	(220,902)	835
Financial expense, net	(5,124)	(1,336)
Loss before income taxes	(226,026)	(501)
Income taxes	(9,622)	(4,588)
Net income (loss)	(216,404)	4,087
Net loss attributable to non-controlling interest	(116)
Net income (loss) attributable to Stratasys Ltd.	(216,288)	4,087
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic	$ (4.24)	$ 0.08
Diluted	$ (4.24)	$ 0.08
Weighted average ordinary shares outstanding
Basic	50,956	49,273
Diluted	50,956	51,240
Comprehensive Income (loss)
Net income (loss)	(216,404)	4,087
Other comprehensive income (loss), net of tax:
Losses on securities reclassified into earnings		167
Foreign currency translation adjustments	(6,408)	(398)
Unrealized gains (losses) on derivatives designated as cash flow hedges	380	(128)
Other comprehensive loss, net of tax	(6,028)	(359)
Comprehensive income (loss)	(222,432)	3,728
Less: comprehensive loss attributable to non-controlling interests	(116)
Comprehensive income (loss) attributable to Stratasys Ltd.	$ (222,316)	$ 3,728